Condensed Consolidating Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Accounts receivable, net of allowance	203,340	164,317	211,638	193,310	203,740	161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income taxes	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Investment in joint venture	2,168	2,972				3,507
Investment in subsidiaries
Intercompany accounts
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Other noncurrent assets	16,794	17,755				11,173
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Accrued interest	3,395	3,287				4,069
Income taxes payable	334	248				300
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Obligations and advances in excess of investment in subsidiary
Intercompany accounts
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Noncontrolling interest	3,776	3,550				3,168
Total (deficit) / equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit) / equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Parent [Member]
Current assets:
Cash
Accounts receivable, net of allowance
Inventories
Prepaid expenses and other current assets
Deferred income taxes
Income tax receivable
Total current assets
Property, plant and equipment, net
Investment in joint venture						85,020
Investment in subsidiaries						85,020
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets						85,020
Current liabilities:
Accounts payable
Accrued liabilities
Accrued interest
Income taxes payable
Total current liabilities
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary	16,502	42,522
Intercompany accounts	7,145	8,829				5,528
Total liabilities	23,647	51,351				5,528
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(23,647)	(51,351)				79,492
Noncontrolling interest
Total (deficit) / equity	(23,647)	(51,351)				79,492
Total liabilities and (deficit) / equity						85,020
Issuer [Member]
Current assets:
Cash	34,457	8,537		12,297		45,302				13,842	3,321
Accounts receivable, net of allowance	4,815	4,630				4,184
Inventories		343				218
Prepaid expenses and other current assets	10,030	9,229				17,916
Deferred income taxes	31,760	33,465				29,027
Income tax receivable	2,147	1,656				5,204
Total current assets	83,209	57,860				101,851
Property, plant and equipment, net	985	1,154				923
Investment in joint venture
Investment in subsidiaries	591,583	522,912				393,708
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes	6,826	6,138				19,970
Other noncurrent assets	15,878	17,115				9,963
Total assets	698,481	605,179				526,415
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	290	1,398
Accrued liabilities	17,494	20,592				23,202
Accrued interest	3,395	3,287				4,069
Income taxes payable	39	248				300
Total current liabilities	21,218	25,525				59,451
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Obligations and advances in excess of investment in subsidiary
Intercompany accounts	235,087	205,218				78,605
Total liabilities	714,983	647,701				441,395
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(16,502)	(42,522)				85,020
Noncontrolling interest
Total (deficit) / equity	(16,502)	(42,522)				85,020
Total liabilities and (deficit) / equity	698,481	605,179				526,415
Guarantor Subsidiaries [Member]
Current assets:
Cash											2,440
Accounts receivable, net of allowance	182,082	144,533				145,083
Inventories	181,937	158,713				174,429
Prepaid expenses and other current assets	14,925	2,600				2,245
Deferred income taxes
Income tax receivable						128
Total current assets	378,944	305,846				321,885
Property, plant and equipment, net	73,999	69,646				56,322
Investment in joint venture	2,168	2,972				3,507
Investment in subsidiaries	19,336	19,850				13,351
Intercompany accounts	253,943	223,081				92,889
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes
Other noncurrent assets	916	640				1,210
Total assets	734,492	627,273				494,514
Current liabilities:
Accounts payable	108,410	77,390				76,190
Accrued liabilities	34,455	26,971				24,616
Accrued interest
Income taxes payable	44
Total current liabilities	142,909	104,361				100,806
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary
Intercompany accounts
Total liabilities	142,909	104,361				100,806
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	591,583	522,912				393,708
Noncontrolling interest
Total (deficit) / equity	591,583	522,912				393,708
Total liabilities and (deficit) / equity	734,492	627,273				494,514
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash	4,207	5,446		3,424		4,648				2,173	2,071
Accounts receivable, net of allowance	16,443	15,154				12,448
Inventories	17,902	15,885				11,921
Prepaid expenses and other current assets	195	312				135
Deferred income taxes
Income tax receivable
Total current assets	38,747	36,797				29,152
Property, plant and equipment, net	346	327				311
Investment in joint venture
Investment in subsidiaries
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets	39,093	37,124				29,463
Current liabilities:
Accounts payable	3,283	2,910				2,495
Accrued liabilities	736	861				786
Accrued interest
Income taxes payable	251	356				286
Total current liabilities	4,270	4,127				3,567
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary
Intercompany accounts	11,711	9,597				9,377
Total liabilities	15,981	13,724				12,944
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	19,336	19,850				13,351
Noncontrolling interest	3,776	3,550				3,168
Total (deficit) / equity	23,112	23,400				16,519
Total liabilities and (deficit) / equity	39,093	37,124				29,463
Eliminations [Member]
Current assets:
Cash	(4,654)	(121)		(3,559)		(413)				(492)
Accounts receivable, net of allowance
Inventories	(290)	(563)				(621)
Prepaid expenses and other current assets	(58)					(384)
Deferred income taxes
Income tax receivable		(356)				(286)
Total current assets	(5,002)	(1,040)				(1,704)
Property, plant and equipment, net
Investment in joint venture
Investment in subsidiaries	(610,919)	(542,762)				(492,079)
Intercompany accounts	(253,943)	(223,081)				(92,889)
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets	(869,864)	(766,883)				(586,672)
Current liabilities:
Accounts payable	(5,002)	(121)				(797)
Accrued liabilities
Accrued interest
Income taxes payable		(356)				(286)
Total current liabilities	(5,002)	(477)				(1,083)
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary	(16,502)	(42,522)
Intercompany accounts	(253,943)	(223,644)				(93,510)
Total liabilities	(275,447)	(266,643)				(94,593)
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(594,417)	(500,240)				(492,079)
Noncontrolling interest
Total (deficit) / equity	(594,417)	(500,240)				(492,079)
Total liabilities and (deficit) / equity	$ (869,864)	$ (766,883)				$ (586,672)